SCHEDULE OF INVESTMENTS (000)*

December 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 3.5%

Banco do Brasil SA	2,208,194	$11,437

JBS SA	3,993,200	27,207

Marfrig Global Foods S.A.	1,054,300	4,177

Petroleo Brasileiro SA, Class A ADR	2,154,066	21,778

SLC Agricola S.A.	649,500	5,251

Vibra Energia S.A.	1,525,000	5,859

		75,709

China — 24.2%

360 DigiTech Inc. ADR	402,472	9,229

Alibaba Group Holding Ltd. ADR [1]	382,427	45,428

Anhui Conch Cement Co. Ltd., Class H	1,418,613	7,085

Baidu Inc. ADR [1]	17,831	2,653

BYD Co. Ltd., Class H	584,500	19,980

China Coal Energy Co. Ltd., Class H	8,543,000	4,929

China Construction Bank Corp., Class H	89,702,000	62,107

China Everbright Environment Group Ltd.	15,045,000	12,076

China Life Insurance Co. Ltd., Class H	4,868,000	8,064

China Lumena New Materials Corp. [1,2,3,4]	264,100	—

China National Building Material Co. Ltd., Class H	8,510,000	10,431

China Railway Group Ltd., Class H	12,527,000	6,617

CITIC Ltd.	9,932,000	9,805

Contemporary Amperex Technology Co. Ltd., Class A	66,540	6,136

COSCO SHIPPING Holdings Co. Ltd., Class H [1]	11,484,400	22,264

Dongfeng Motor Group Co. Ltd., Class H	10,416,000	8,654

Ganfeng Lithium Co. Ltd., Class H	545,000	8,574

Guangzhou Tinci Materials Technology Co. Ltd., Class A	132,800	2,388

Industrial & Commercial Bank of China, Class H	24,846,000	14,017

JD.com Inc. ADR [1]	311,704	21,841

Jiangxi Copper Co. Ltd., Class H	2,877,000	4,604

Lenovo Group Ltd.	11,392,000	13,087

Li Ning Co. Ltd.	2,018,000	22,083

PetroChina Co. Ltd., Class H	39,888,000	17,747

PICC Property & Casualty Co. Ltd., Class H	17,344,000	14,166

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,034,836	5,751

Silergy Corp.	58,000	10,498

Tencent Holdings Ltd.	1,924,789	112,734

Tongwei Co. Ltd., Class A	1,918,792	13,529

Wuxi Biologics Cayman Inc. [1]	1,692,500	20,084

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	212,580	2,479

Xinyi Glass Holdings Ltd.	1,500,000	3,750

Zhejiang Expressway Co. Ltd., Class H	5,469,421	4,874

		527,664

India — 13.4%

Balkrishna Industries Ltd.	203,781	6,362

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)

Cipla Ltd.	852,575	$10,815

Container Corp. of India Ltd.	501,989	4,145

Dabur India Ltd.	864,651	6,739

HDFC Bank Ltd. ADR	22,967	1,494

Hindalco Industries Ltd.	6,455,593	41,250

Hindustan Petroleum Corp. Ltd.	2,156,798	8,473

ICICI Bank Ltd. ADR	1,386,293	27,435

Infosys Ltd. ADR	1,708,776	43,249

ITC Ltd.	1,595,805	4,676

Marico Ltd.	464,518	3,200

Oil & Natural Gas Corp. Ltd.	6,177,532	11,820

REC Ltd.	4,629,609	8,323

State Bank of India	3,122,878	19,321

Sun Pharmaceutical Industries Ltd.	1,877,479	21,335

Tata Steel Ltd.	1,361,824	20,338

Tech Mahindra Ltd.	1,028,717	24,750

Titan Co. Ltd.	253,424	8,589

UltraTech Cement Ltd.	128,085	13,065

UPL Ltd.	682,344	6,850

		292,229

Indonesia — 0.2%

Aneka Tambang Tbk PT	24,201,500	3,826

Malaysia — 0.2%

CIMB Group Holdings Bhd	2,649,400	3,457

Mexico — 2.9%

America Movil SAB de CV, Class L ADR	870,689	18,380

Arca Continental SAB de CV	1,367,600	8,681

Grupo Financiero Banorte SAB de CV, Class O	1,195,689	7,774

Grupo Mexico SAB de CV, Class B	3,054,221	13,309

Wal-Mart de Mexico SAB de CV	3,851,076	14,330

		62,474

Poland — 0.6%

KGHM Polska Miedz SA	178,906	6,169

Powszechny Zaklad Ubezpieczen SA	752,163	6,525

		12,694

Russia — 5.0%

Gazprom PJSC ADR	5,137,558	47,471

LUKOIL PJSC ADR	351,355	31,446

Sberbank of Russia PJSC ADR	1,936,394	31,079

		109,996

Saudi Arabia — 3.0%

Al Rajhi Bank	646,153	24,368

Saudi Arabian Oil Co.	726,901	6,928

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Saudi Arabia — (continued)

Saudi Kayan Petrochemical Co. [1]	2,641,951	$11,935

Saudi National Bank	573,045	9,830

Saudi Telecom Co.	422,070	12,625

		65,686

South Africa — 1.7%

Absa Group Ltd.	1,587,539	15,225

Impala Platinum Holdings Ltd.	873,452	12,356

Sibanye Stillwater Ltd.	3,380,216	10,434

		38,015

South Korea — 14.7%

AfreecaTV Co. Ltd.	37,726	6,410

DL E&C Co. Ltd. [1]	65,946	6,591

Fila Holdings Corp.	134,432	4,051

Hana Financial Group Inc.	549,825	19,425

Hanwha Corp.	390,844	10,307

Hyosung TNC Corp.	21,003	9,189

Hyundai Marine & Fire Insurance Co. Ltd.	218,669	4,215

KB Financial Group Inc.	496,921	22,980

Kia Corp.	411,721	28,414

Kolon Industries Inc.	24,366	1,451

LG Corp.	182,604	12,429

LG Electronics Inc.	101,946	11,803

NAVER Corp.	40,957	13,001

POSCO	81,908	18,994

POSCO ADR	44,093	2,570

Samsung Electro-Mechanics Co. Ltd.	107,439	17,819

Samsung Electronics Co. Ltd.	2,005,447	131,708

		321,357

Taiwan — 20.0%

Asustek Computer Inc.	686,000	9,313

AU Optronics Corp.	6,294,000	5,203

ChipMOS Technologies Inc.	2,795,000	4,896

Formosa Plastics Corp.	4,392,000	16,484

Fubon Financial Holding Co. Ltd.	11,351,963	31,247

Hon Hai Precision Industry Co. Ltd.	8,691,298	32,594

King Yuan Electronics Co. Ltd.	2,369,000	3,826

Lite-On Technology Corp.	5,143,202	11,843

MediaTek Inc.	1,093,000	46,900

Powertech Technology Inc.	2,784,000	9,811

Realtek Semiconductor Corp.	638,000	13,330

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,371,125	164,960

Unimicron Technology Corp.	2,388,000	19,873

United Microelectronics Corp.	12,042,000	28,212

Yang Ming Marine Transport Corp. [1]	3,279,000	14,262

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Face Amount	Value

Taiwan — (continued)

Yuanta Financial Holding Co. Ltd.	25,124,984	$22,950

		435,704

Thailand — 1.4%

Bangkok Chain Hospital PCL	10,825,900	6,500

PTT PCL	14,152,800	16,061

Tisco Financial Group PCL	2,951,000	8,469

		31,030

United Arab Emirates — 0.6%

Abu Dhabi Commercial Bank PJSC	5,718,704	13,268

Total Common Stock

(Cost $1,722,739) — 91.4%		1,993,109

CORPORATE OBLIGATIONS

BNP Paribas Issuance BV, 0.000%, 09/06/2022[2,4,5,6]	$440,000,000	43,756

Citigroup Global Markets Holdings Inc., 0.000%, 06/24/2022[2,4,5,6]	30,000,000	32,181

Citigroup Global Markets Holdings Inc., 0.000%, 10/28/2022[2,4,5,6]	40,000,000	41,544

Total Corporate Obligations

(Cost $110,000) — 5.4%		117,481

PREFERENCE STOCK

Brazil — 0.0%

Itausa S.A. ‡	663,853	1,064

South Korea — 0.7%

Hyundai Motor Co. ‡	20,190	1,670

LG Chem Ltd. ‡	55,884	13,484

		15,154

Total Preference Stock

(Cost $18,302) — 0.7%		16,218

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government &

Agency Portfolio, Institutional Class, 0.026% **	49,318,694	49,319

Total Short-Term Investment

(Cost $49,319) — 2.3%		49,319

Total Investments — 99.8%

(Cost $1,900,360)		2,176,127

Other Assets in Excess of Liabilities — 0.2%		4,197

Net Assets — 100.0%		$2,180,324

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2021 (Unaudited)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets	760	Mar-2022	$ 45,885	$46,599	$ 714

*	Except for share and corporate obligations data.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2021 was $117,481 (000) and represented 5.4% of net assets.
3	Level 3 security in accordance with fair value hierarchy.
4

Securities fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2021 was $117,481 (000) and represented 5.4% of net assets.

5	Credit-linked note that is linked to the performance of the MSCI China A Inclusion Net Return USD Index.
6	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$75,709	$—	$—	$75,709
China	517,166	10,498	—^	527,664
India	292,229	—	—	292,229
Indonesia	—	3,826	—	3,826
Malaysia	3,457	—	—	3,457
Mexico	62,474	—	—	62,474
Poland	—	12,694	—	12,694
Russia	109,996	—	—	109,996
Saudi Arabia	9,830	55,856	—	65,686
South Africa	38,015	—	—	38,015
South Korea	2,570	318,787	—	321,357
Taiwan	164,960	270,744	—	435,704
Thailand	—	31,030	—	31,030
United Arab Emirates	—	13,268	—	13,268

Total Common Stock	1,276,406	716,703	—	1,993,109

Corporate Obligations	—	117,481	—	117,481

Preference Stock

South Korea	1,064	—	—	1,064
Taiwan	—	15,154	—	15,154

Total Preference Stock	1,064	15,154	—	16,218

Short-Term Investment	49,319	—	—	49,319

Total Investments in Securities	$1,326,789	$849,338	$—	$2,176,127

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2021 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$714	$—	$—	$714

Total Other Financial Instruments	$714	$—	$—	$714

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.
*	Futures contracts are valued at the unrealized appreciation on the instruments.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3000